Post-retirement benefits - Results summary of sensitivity analysis (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Discount rate | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ 483	$ 854
Decrease of actuarial assumption	$ (510)	$ (915)
Discount rate | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ 32	$ 51
Decrease of actuarial assumption	$ (34)	$ (55)
Long-term inflation | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ (174)	$ (393)
Decrease of actuarial assumption	$ 168	$ 374
Long-term inflation | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase of percentage points	50.00%	50.00%
Decrease of percentage points	50.00%	50.00%
Increase of actuarial assumption	$ (10)	$ (14)
Decrease of actuarial assumption	$ 9	$ 13
Demographic – allowance for future improvements in longevity | Pension benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption of longevity trend	1 year	1 year
Decrease in actuarial assumption of longevity trend	1 year	1 year
Increase of actuarial assumption	$ 241	$ 441
Decrease of actuarial assumption	$ (241)	$ (441)
Demographic – allowance for future improvements in longevity | Other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption of longevity trend	1 year	1 year
Decrease in actuarial assumption of longevity trend	1 year	1 year
Increase of actuarial assumption	$ 8	$ 15
Decrease of actuarial assumption	$ (8)	$ (15)